Financial risk management (Schedule of detailed information about foreign exchange risk) (Details)	Oct. 31, 2024 CAD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2023 CAD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash		$ 125,705		$ 31,584
Derivative liabilities		1,570,675		1,079,393
Warrant liabilities		1,087,997		0
Long-term loan		$ 44,806		$ 43,254	$ 43,796
Currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	$ 34,362		$ 38,444
Other receivables	10,182		29,080
Trade payables and other liabilities	439,667		290,311
Convertible debentures	2,738,716		2,544,289
Debenture payable	52,031		52,031
Derivative liabilities	2,010,760		1,087,044
Warrant liabilities	1,514,051		0
Long-term loan	$ 62,351		$ 60,000